Acquired in-Process Research & Development	3 Months Ended
Mar. 31, 2022
Research and Development [Abstract]
ACQUIRED IN-PROCESS RESEARCH & DEVELOPMENT

6 — ACQUIRED IN-PROCESS RESEARCH & DEVELOPMENT

The Company booked intangible assets associated with a number of ongoing research and development projects at the time of the acquisition of Purnovate. Carrying value of acquired in-process research and development wat $455,000 and both March 31, 2022 and December 31, 2021.